MFS(R) / SUN LIFE SERIES TRUST

                         GLOBAL ASSET ALLOCATION SERIES

                        GLOBAL TELECOMMUNICATIONS SERIES

                          GOVERNMENT SECURITIES SERIES

                      Supplement to the Current Prospectus

Shares of the Global Telecommunications Series and Global Asset Allocation Series are no longer available for sale.

In addition, Joseph C. Flaherty, Jr. has been added to the portfolio management team for the Government Securities Series (the series) and the portfolio management disclosure is hereby restated as follows:

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           Series                               Portfolio Management

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Government Securities Series          This  Series is  managed  by the MFS
                                      Fixed Income Strategy Group,  a team of
                                      portfolio managers comprised of: James
                                      J. Calmas,  Joseph C. Flaherty,  Jr.,
                                      Michael W.  Roberge,  James T.  Swanson
                                      and Peter C.  Vaream,  each an MFS
                                      Senior  Vice  President  and Matthew W.
                                      Ryan, an MFS Vice  President.  These
                                      individuals have been the funds'
                                      portfolio  managers  since March 2002,
                                      except Mr.  Flaherty who joined the team
                                      in August 2003 and each has been
                                      employed in the MFS investment
                                      management area since:  Mr. Calmas - 1988,
                                      Flaherty - 1993,  Mr.  Roberge - 1996,
                                      Mr. Ryan - 1997,  Mr. Swanson - 1985 and
                                      Mr. Vaream - 1992.
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                The date of this Supplement is September 9, 2003.